UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4707

Fidelity Advisor Series II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1.

Reports to Stockholders

Fidelity Advisor® Strategic Income Fund Class A, Class T, Class C and Class I Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Holdings as of June 30, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	13.0	12.7
Ginnie Mae guaranteed REMIC pass-thru certificates	3.1	2.9
Japan Government	2.4	2.8
Fannie Mae	1.7	1.0
T-Mobile U.S.A., Inc.	1.7	1.6
	21.9

Top Five Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	13.1	13.6
Consumer Discretionary	10.2	11.3
Energy	7.1	6.0
Telecommunication Services	7.1	5.9
Materials	5.4	4.2

Quality Diversification (% of fund's net assets)

As of June 30, 2016
U.S. Government and U.S. Government Agency Obligations*	20.4%
AAA,AA,A	7.9%
BBB	10.1%
BB	22.1%
B	20.5%
CCC,CC,C	6.4%
Not Rated	4.1%
Equities	4.9%
Short-Term Investments and Net Other Assets	3.6%

 * Includes NCUA Guaranteed Notes

As of December 31, 2015
U.S. Government and U.S. Government Agency Obligations*	20.3%
AAA,AA,A	8.0%
BBB	12.0%
BB	21.4%
B	17.6%
CCC,CC,C	6.3%
Not Rated	5.2%
Equities	5.2%
Short-Term Investments and Net Other Assets	4.0%

 * Includes NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2016*,**
Preferred Securities	3.3%
Corporate Bonds	45.4%
U.S. Government and U.S. Government Agency Obligations***	20.4%
Foreign Government & Government Agency Obligations	15.3%
Bank Loan Obligations	6.7%
Stocks	4.9%
Other Investments	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	3.6%

 * Foreign investments - 35.1%

 ** Futures and Swaps - 0.9%

 *** Includes NCUA Guaranteed Notes

As of December 31, 2015*,**
Preferred Securities	3.6%
Corporate Bonds	44.1%
U.S. Government and U.S. Government Agency Obligations***	20.3%
Foreign Government & Government Agency Obligations	15.4%
Bank Loan Obligations	7.3%
Stocks	5.2%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	4.0%

 * Foreign investments - 35.5%

 ** Futures and Swaps - 0.8%

 *** Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments June 30, 2016

Showing Percentage of Net Assets

Corporate Bonds - 45.2%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind		$937	$422
Nonconvertible Bonds - 45.2%
CONSUMER DISCRETIONARY - 6.5%
Auto Components - 0.5%
Dana Holding Corp.:
5.375% 9/15/21		3,475	3,564
6% 9/15/23		3,475	3,527
Exide Technologies 11% 4/30/20 pay-in-kind		900	706
International Automotive Components Group SA 9.125% 6/1/18 (b)		5,245	5,245
Lear Corp. 4.75% 1/15/23		6,305	6,478
Metalsa SA de CV 4.9% 4/24/23 (b)		3,109	3,024
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (b)(c)		2,965	3,084
6.75% 11/15/22 pay-in-kind (b)(c)		2,339	2,558
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		7,319	7,575
Tenneco, Inc. 5% 7/15/26		3,090	3,134
Tupy Overseas SA 6.625% 7/17/24 (b)		1,625	1,556
			40,451
Automobiles - 0.0%
General Motors Financial Co., Inc. 4.25% 5/15/23		2,145	2,206
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (b)		1,500	1,549
LKQ Corp. 4.75% 5/15/23		1,090	1,071
			2,620
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 10% 9/1/19 (b)		23,025	20,147
Hotels, Restaurants & Leisure - 1.1%
24 Hour Holdings III LLC 8% 6/1/22 (b)		1,760	1,333
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		28,800	26,784
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,549
FelCor Lodging LP:
5.625% 3/1/23		4,185	4,185
6% 6/1/25		8,495	8,559
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (b)		3,275	3,332
5.25% 6/1/26 (b)		3,275	3,357
Landry's Acquisition Co. 9.375% 5/1/20 (b)		905	950
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)		2,780	2,627
MGP Escrow Issuer LLC/MGP Escrow Co.-Issuer, Inc. 5.625% 5/1/24 (b)		2,530	2,675
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (b)(c)		849	851
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20		9,955	9,980
11% 10/1/21		16,962	16,665
Playa Resorts Holding BV 8% 8/15/20 (b)		4,750	4,774
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/21		4,360	4,447
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (b)(d)		390	0
			92,068
Household Durables - 1.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		3,165	2,991
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		2,595	2,589
Calatlantic Group, Inc. 8.375% 5/15/18		2,255	2,472
D.R. Horton, Inc.:
4.375% 9/15/22		5,495	5,660
4.75% 2/15/23		3,865	4,005
5.75% 8/15/23		2,155	2,392
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (b)		6,550	6,632
5.75% 10/15/20		13,910	14,362
6.875% 2/15/21		6,200	6,386
7% 7/15/24 (b)		2,460	2,533
8.25% 2/15/21 (c)		6,920	7,239
9.875% 8/15/19		254	262
Springs Industries, Inc. 6.25% 6/1/21		1,475	1,490
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		3,265	3,281
Toll Brothers Finance Corp.:
4.375% 4/15/23		10,429	10,273
5.625% 1/15/24		1,240	1,287
5.875% 2/15/22		5,640	6,069
TRI Pointe Homes, Inc.:
4.375% 6/15/19		2,545	2,558
5.875% 6/15/24		6,140	6,240
William Lyon Homes, Inc. 8.5% 11/15/20		2,235	2,296
			91,017
Internet & Catalog Retail - 0.4%
Netflix, Inc.:
5.375% 2/1/21 (b)		4,010	4,259
5.75% 3/1/24		4,405	4,592
5.875% 2/15/25		10,170	10,666
Priceline Group, Inc. 1.8% 3/3/27	EUR	6,900	7,273
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23		4,435	4,502
			31,292
Media - 2.8%
Altice SA:
7.625% 2/15/25 (b)		11,379	11,109
7.75% 5/15/22 (b)		26,350	26,614
Altice U.S. Finance SA:
5.375% 7/15/23 (b)		7,415	7,359
5.5% 5/15/26 (b)		4,270	4,270
AMC Entertainment, Inc. 5.75% 6/15/25		6,450	6,418
AMC Networks, Inc. 4.75% 12/15/22		3,080	3,057
British Sky Broadcasting Group PLC:
1.5% 9/15/21 (Reg. S)	EUR	2,550	2,916
1.875% 11/24/23 (Reg. S)	EUR	4,300	4,955
Cablevision SA 6.5% 6/15/21 (b)		1,560	1,591
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		980	995
5.625% 2/15/24		1,060	1,092
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		6,770	6,875
5.125% 5/1/23 (b)		5,425	5,456
5.375% 5/1/25 (b)		5,425	5,506
5.5% 5/1/26 (b)		6,585	6,684
5.75% 9/1/23		670	693
5.75% 1/15/24		4,245	4,467
5.75% 2/15/26 (b)		7,390	7,612
Cengage Learning, Inc. 9.5% 6/15/24 (b)		7,455	7,585
Cinemark U.S.A., Inc.:
4.875% 6/1/23		4,875	4,826
5.125% 12/15/22		1,470	1,496
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (c)		4,998	1,745
Columbus International, Inc. 7.375% 3/30/21 (b)		2,680	2,830
Gannett Co., Inc.:
4.875% 9/15/21(b)		3,210	3,290
5.5% 9/15/24 (b)		3,210	3,306
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		5,105	4,926
4.875% 4/11/22 (b)		1,875	1,882
5.307% 5/11/22 (Reg. S) (e)		1,045	1,055
Grupo Televisa SA de CV:
4.625% 1/30/26		860	928
6.125% 1/31/46		1,460	1,612
6.625% 3/18/25		2,250	2,758
Liberty Media Corp.:
8.25% 2/1/30		4,120	4,275
8.5% 7/15/29		8,920	9,411
Livent, Inc. yankee 9.375% 10/15/04 (d)		300	0
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)		7,050	7,297
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		8,960	9,050
Myriad International Holding BV 5.5% 7/21/25 (b)		4,085	4,248
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		2,335	2,382
Quebecor Media, Inc. 5.75% 1/15/23		7,660	7,775
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		2,660	2,727
Sirius XM Radio, Inc.:
4.25% 5/15/20 (b)		5,800	5,864
4.625% 5/15/23 (b)		2,450	2,377
5.25% 8/15/22 (b)		6,945	7,310
5.375% 4/15/25 (b)		4,685	4,665
5.375% 7/15/26 (b)		4,230	4,198
SKY PLC 2.5% 9/15/26 (Reg. S)	EUR	1,104	1,304
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		7,915	5,283
7.625% 9/18/20 (Reg S.)		810	506
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)		5,540	5,568
VTR Finance BV 6.875% 1/15/24 (b)		6,450	6,431
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (b)(c)		998	962
WMG Acquisition Corp. 5.625% 4/15/22 (b)		955	972
			238,513
Specialty Retail - 0.3%
CST Brands, Inc. 5% 5/1/23		1,320	1,340
L Brands, Inc.:
5.625% 2/15/22		6,880	7,403
5.625% 10/15/23		4,625	4,983
6.875% 11/1/35		4,825	4,885
Penske Automotive Group, Inc. 5.5% 5/15/26		3,185	3,026
Sonic Automotive, Inc. 5% 5/15/23		800	784
			22,421
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
4.625% 5/15/24 (b)		2,120	2,125
4.875% 5/15/26 (b)		2,120	2,128
			4,253
TOTAL CONSUMER DISCRETIONARY			544,988
CONSUMER STAPLES - 2.0%
Beverages - 0.1%
Anheuser-Busch InBev SA NV 1.5% 3/17/25 (Reg. S)	EUR	5,200	6,080
Constellation Brands, Inc. 4.75% 11/15/24		4,475	4,710
			10,790
Food & Staples Retailing - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24 (b)		5,475	5,653
Albertsons, Inc.:
7.45% 8/1/29		2,640	2,561
8% 5/1/31		4,590	4,544
8.7% 5/1/30		635	635
Arcor SAIC 6% 7/6/23 (b)		2,045	2,055
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(c)		5,950	3,927
9.25% 2/15/19 (b)		9,545	8,304
ESAL GmbH 6.25% 2/5/23 (b)		13,590	13,420
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (b)		1,265	1,072
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		4,600	4,724
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (b)		1,465	1,546
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		4,305	3,788
			52,229
Food Products - 1.0%
B&G Foods, Inc. 4.625% 6/1/21		5,220	5,220
Barry Callebaut Services NV 5.5% 6/15/23 (b)		5,455	5,871
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		2,200	2,376
H.J. Heinz Co. 2.25% 5/25/28 (Reg. S)	EUR	9,828	11,479
JBS Investments GmbH 7.25% 4/3/24 (b)		14,755	15,198
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		7,650	7,191
5.875% 7/15/24 (b)		2,350	2,277
7.25% 6/1/21 (b)		2,960	3,064
8.25% 2/1/20 (b)		3,315	3,431
MHP SA 8.25% 4/2/20 (b)		2,255	2,131
Mondelez International, Inc. 2.375% 3/6/35	EUR	3,100	3,511
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		5,450	5,436
Post Holdings, Inc.:
6% 12/15/22 (b)		2,340	2,399
7.375% 2/15/22		2,500	2,628
7.75% 3/15/24 (b)		3,430	3,769
8% 7/15/25 (b)		1,715	1,902
TreeHouse Foods, Inc. 4.875% 3/15/22		1,660	1,693
			79,576
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		2,800	2,786
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25		4,470	4,654
6.375% 11/15/20		1,415	1,477
6.625% 11/15/22		1,675	1,778
			10,695
Personal Products - 0.2%
Revlon Consumer Products Corp. 5.75% 2/15/21		18,693	18,039
TOTAL CONSUMER STAPLES			171,329
ENERGY - 6.7%
Energy Equipment & Services - 0.4%
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22		3,100	2,542
Ensco PLC 5.2% 3/15/25		160	111
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		3,200	2,832
Forbes Energy Services Ltd. 9% 6/15/19		3,755	1,615
Forum Energy Technologies, Inc. 6.25% 10/1/21		5,850	5,426
Gulfmark Offshore, Inc. 6.375% 3/15/22		145	60
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		3,120	1,973
MPLX LP 5.5% 2/15/23 (b)		3,215	3,266
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		2,835	3,055
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		700	670
Summit Midstream Holdings LLC 7.5% 7/1/21		2,035	1,921
Trinidad Drilling Ltd. 7.875% 1/15/19 (b)		1,615	1,437
Unit Corp. 6.625% 5/15/21		875	676
Weatherford International Ltd.:
7.75% 6/15/21		4,225	4,114
8.25% 6/15/23		6,345	6,028
			35,726
Oil, Gas & Consumable Fuels - 6.3%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		7,005	6,771
4.875% 3/15/24		2,630	2,523
Afren PLC:
6.625% 12/9/20 (b)(d)		5,104	5
10.25% 4/8/19 (Reg. S) (d)		6,109	6
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)		6,670	7,604
Antero Resources Corp.:
5.125% 12/1/22		305	293
5.625% 6/1/23 (Reg. S)		4,216	4,090
Antero Resources Finance Corp. 5.375% 11/1/21		2,120	2,072
Carrizo Oil & Gas, Inc.:
6.25% 4/15/23		2,860	2,753
7.5% 9/15/20		1,900	1,924
Chaparral Energy, Inc. 9.875% 10/1/20 (d)		1,620	956
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (b)		4,875	5,006
Chesapeake Energy Corp. 8% 12/15/22 (b)		14,195	12,030
Citgo Holding, Inc. 10.75% 2/15/20 (b)		6,652	6,685
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		6,670	6,303
6.125% 3/1/22		7,890	7,298
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		9,690	8,333
Denbury Resources, Inc.:
4.625% 7/15/23		4,155	2,680
5.5% 5/1/22		5,578	3,765
6.375% 8/15/21		3,460	2,387
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	1,102
EDC Finance Ltd. 4.875% 4/17/20 (b)		8,340	8,403
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		4,190	4,117
Energy Transfer Equity LP 5.5% 6/1/27		6,395	6,011
EnLink Midstream Partners LP:
4.15% 6/1/25		3,190	2,941
4.4% 4/1/24		3,185	2,989
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22		425	259
9.375% 5/1/20		3,705	2,621
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,705	2,223
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,400	2,268
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		4,155	4,291
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		1,030	857
7% 6/15/23		4,305	3,595
Goodrich Petroleum Corp. 8.875% 3/15/18 (d)		1,471	70
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (b)		3,765	3,906
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		4,000	3,730
5.75% 10/1/25 (b)		4,310	4,116
7.625% 4/15/21 (b)		4,325	4,444
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,875	4,899
Indo Energy Finance BV 7% 5/7/18 (b)		1,375	1,086
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		9,915	7,114
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		3,030	2,924
7.875% 8/1/21 (b)		1,350	1,303
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		5,910	5,925
MPLX LP 4.875% 12/1/24 (b)		6,560	6,390
Newfield Exploration Co.:
5.375% 1/1/26		3,608	3,509
5.625% 7/1/24		740	740
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		2,245	2,284
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		6,435	5,640
Pacific Exploration and Production Corp. 12% 12/22/17		3,233	2,845
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)(d)		18,279	3,382
Pan American Energy LLC 7.875% 5/7/21 (b)		7,455	7,623
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23 (b)		7,813	7,549
8.25% 2/15/20		9,325	9,675
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		3,235	3,170
Pemex Project Funding Master Trust:
6.625% 6/15/35		11,135	11,480
8.625% 12/1/23 (c)		500	589
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)		9,160	641
Petrobras Global Finance BV:
2.7684% 1/15/19 (c)		12,250	11,068
3% 1/15/19		12,240	11,340
6.25% 3/17/24		3,950	3,506
8.375% 5/23/21		6,235	6,435
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		14,670	14,173
5.875% 3/1/18		6,360	6,487
6.875% 1/20/40		8,210	6,667
Petroleos de Venezuela SA:
5.375% 4/12/27		6,810	2,375
5.5% 4/12/37		2,200	754
6% 5/16/24 (b)		5,945	2,058
6% 11/15/26 (b)		4,985	1,738
8.5% 11/2/17 (b)		34,323	24,010
9.75% 5/17/35 (b)		7,830	3,132
12.75% 2/17/22 (b)		6,195	3,141
Petroleos Mexicanos:
3.5% 1/30/23		4,305	4,054
4.875% 1/18/24		3,685	3,736
5.5% 2/4/19 (b)		3,090	3,248
5.5% 1/21/21		2,445	2,589
5.5% 6/27/44		6,715	6,067
6.375% 2/4/21 (b)		2,185	2,376
6.375% 1/23/45		4,620	4,643
6.5% 6/2/41		11,940	12,089
6.625% (b)(f)		14,238	14,060
Plains Exploration & Production Co. 6.75% 2/1/22		6,175	6,053
PT Pertamina Persero:
4.875% 5/3/22 (b)		1,990	2,093
5.25% 5/23/21 (b)		2,185	2,340
5.625% 5/20/43 (b)		750	727
6% 5/3/42 (b)		1,320	1,335
6.5% 5/27/41 (b)		6,280	6,657
QEP Resources, Inc. 5.25% 5/1/23		5,955	5,479
Range Resources Corp. 5% 3/15/23		9,130	8,559
Rice Energy, Inc.:
6.25% 5/1/22		7,770	7,712
7.25% 5/1/23		1,695	1,720
RSP Permian, Inc. 6.625% 10/1/22		1,785	1,839
Sabine Pass Liquefaction LLC 5.875% 6/30/26 (b)		6,335	6,359
SemGroup Corp. 7.5% 6/15/21		4,100	3,957
SM Energy Co. 5.625% 6/1/25		2,100	1,806
Southern Star Central Corp. 5.125% 7/15/22 (b)		2,570	2,506
Southwestern Energy Co. 4.1% 3/15/22		6,395	5,708
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21 (b)		6,110	6,095
6.375% 4/1/23 (b)		3,040	3,017
Teekay Corp.:
8.5% 1/15/20 (b)		4,190	3,509
8.5% 1/15/20		3,695	3,095
Teine Energy Ltd. 6.875% 9/30/22 (b)		4,615	4,523
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,035	1,221
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		1,075	1,113
6.375% 5/1/24		1,695	1,776
Transportadora de Gas del Sur SA:
7.875% 5/14/17 (Reg. S)		278	280
9.625% 5/14/20 (b)		10,149	10,758
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		4,965	4,891
Western Refining, Inc. 6.25% 4/1/21		12,210	11,111
WPX Energy, Inc. 6% 1/15/22		7,035	6,543
YPF SA:
8.5% 3/23/21 (b)		9,735	10,392
8.75% 4/4/24 (b)		10,865	11,680
Zhaikmunai International BV 7.125% 11/13/19 (b)		11,080	9,725
			534,520
TOTAL ENERGY			570,246
FINANCIALS - 9.5%
Banks - 3.5%
ABN AMRO Bank NV 7.125% 7/6/22	EUR	5,250	7,315
Allied Irish Banks PLC 2.75% 4/16/19 (Reg. S)	EUR	5,425	6,346
Banco de Bogota SA 6.25% 5/12/26 (b)		1,850	1,882
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		2,329	2,347
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		2,530	2,505
Banco Hipotecario SA 9.75% 11/30/20 (b)		6,085	6,601
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		1,350	1,332
6.369% 6/16/18 (b)		3,275	3,417
Bank of Ireland 1.25% 4/9/20	EUR	2,422	2,743
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		1,975	1,782
BBVA Bancomer SA 7.25% 4/22/20 (b)		2,475	2,729
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		1,335	1,298
BPCE SA 2.75% 11/30/27 (Reg. S) (c)	EUR	6,800	7,620
CIT Group, Inc.:
5% 8/15/22		8,305	8,450
5.375% 5/15/20		10,385	10,826
5.5% 2/15/19 (b)		10,070	10,536
Citigroup, Inc. 2.125% 9/10/26 (Reg. S)	EUR	5,175	6,095
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		3,275	3,472
Finansbank A/S 6.25% 4/30/19 (b)		640	682
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (b)		5,845	6,070
7.75% 7/5/17 (Reg. S)		1,100	1,142
GTB Finance BV 6% 11/8/18 (b)		10,190	9,987
HSBC Bank PLC 5% 3/20/23 (c)	GBP	9,056	12,397
HSBC Holdings PLC:
1.5% 3/15/22 (Reg. S)	EUR	2,844	3,236
3.125% 6/7/28	EUR	3,000	3,373
3.375% 1/10/24 (c)	EUR	600	687
HSBK BV 7.25% 5/3/17 (b)		7,545	7,771
Industrial Senior Trust 5.5% 11/1/22 (b)		575	564
ING Bank NV:
6.125% 5/29/23 (c)	EUR	10,945	13,225
6.875% 5/29/23 (c)	GBP	12,450	17,761
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		3,300	3,227
Intesa Sanpaolo SpA 1.125% 3/4/22	EUR	5,350	5,907
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		4,660	4,636
5.5% 8/6/22 (b)		3,700	3,773
6.2% 12/21/21 (Reg. S)		2,750	2,904
JPMorgan Chase & Co. 1.5% 10/29/26 Reg. S	EUR	4,250	4,839
KBC Groep NV 1.875% 3/11/27 (Reg. S) (c)	EUR	9,700	10,449
Lloyds Bank PLC 6.5% 3/24/20	EUR	3,550	4,537
Nacional Financiera SNC 3.375% 11/5/20 (b)		3,180	3,240
National Westminster Bank PLC 6.5% 9/7/21	GBP	7,250	10,727
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		2,315	2,495
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	15,050	19,502
Royal Bank of Scotland Group PLC 1.625% 6/25/19 (Reg. S)	EUR	8,700	9,763
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	4,250	5,094
RSHB Capital SA 5.298% 12/27/17 (b)		2,915	2,997
SB Capital SA 5.5% 2/26/24 (b)(c)		4,890	4,824
Turkiye Halk Bankasi A/S 4.75% 6/4/19(b)		3,250	3,297
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		3,275	3,318
UniCredit SpA:
2% 3/4/23 (Reg. S)	EUR	8,250	9,298
6.95% 10/31/22 (Reg. S)	EUR	4,700	5,858
Zenith Bank PLC 6.25% 4/22/19 (b)		12,820	12,085
			296,961
Capital Markets - 0.5%
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (c)	EUR	12,200	14,285
Goldman Sachs Group, Inc. 3% 2/12/31 (Reg. S)	EUR	9,656	11,738
Morgan Stanley 1.75% 3/11/24	EUR	9,800	11,191
UBS Group Funding Ltd. 2.125% 3/4/24 (Reg. S)	EUR	3,000	3,497
			40,711
Consumer Finance - 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		4,275	4,350
4.5% 5/15/21		8,055	8,242
4.625% 7/1/22		6,880	7,046
5% 10/1/21		2,110	2,194
Ally Financial, Inc.:
4.125% 2/13/22		8,795	8,729
4.625% 3/30/25		13,915	13,689
5.125% 9/30/24		20,806	21,196
8% 11/1/31		76,818	88,917
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		3,050	3,142
FCA Capital Ireland PLC 1.375% 4/17/20 (Reg. S)	EUR	12,200	13,691
Ford Credit Europe PLC 1.134% 2/10/22 (Reg. S)	EUR	7,000	7,793
General Motors Acceptance Corp. 8% 11/1/31		9,006	10,560
Navient Corp.:
5% 10/26/20		3,110	2,916
5.875% 10/25/24		6,710	5,737
SLM Corp.:
5.5% 1/25/23		22,735	19,950
7.25% 1/25/22		12,720	12,116
8% 3/25/20		7,185	7,342
			237,610
Diversified Financial Services - 1.1%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		3,505	2,585
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		18,530	17,467
6% 8/1/20		25,690	25,369
MSCI, Inc.:
5.25% 11/15/24 (b)		2,735	2,797
5.75% 8/15/25 (b)		2,685	2,786
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	13,250	15,112
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (b)		3,685	3,777
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		11,225	11,800
Springleaf Financial Corp.:
7.75% 10/1/21		640	616
8.25% 12/15/20		3,195	3,203
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		1,325	1,351
7.75% 1/27/18		2,120	2,204
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	6,400	7,499
			96,566
Insurance - 0.6%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		10,645	10,512
Assicurazioni Generali SpA 7.75% 12/12/42 (c)	EUR	5,900	7,572
Aviva PLC 3.375% 12/4/45 (Reg. S) (c)	EUR	4,350	4,444
Direct Line Insurance Group PLC 9.25% 4/27/42 (c)	GBP	5,970	9,437
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		9,770	9,379
HUB International Ltd. 9.25% 2/15/21 (b)		2,120	2,215
SCOR SE 3% 6/8/46 (Reg. S) (c)	EUR	4,200	4,509
			48,068
Real Estate Investment Trusts - 0.2%
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		700	700
Hammerson PLC 1.75% 3/15/23 Reg. S	EUR	1,400	1,561
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		4,335	4,498
Prologis LP 3% 6/2/26	EUR	3,250	4,086
The GEO Group, Inc. 5.125% 4/1/23		1,910	1,862
			12,707
Real Estate Management & Development - 0.5%
CBRE Group, Inc.:
5% 3/15/23		9,605	9,944
5.25% 3/15/25		5,100	5,311
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	5,600	6,147
Howard Hughes Corp. 6.875% 10/1/21 (b)		10,865	10,946
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		285	283
11.5% 7/20/20 (Reg. S)		15	17
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		2,120	2,255
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)		7,370	7,352
			42,255
Thrifts & Mortgage Finance - 0.3%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		23,175	24,566
TOTAL FINANCIALS			799,444
HEALTH CARE - 2.0%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		2,255	2,018
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 6.375% 7/1/23 (b)		1,935	2,017
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)		2,125	2,173
Hologic, Inc. 5.25% 7/15/22 (b)		4,650	4,859
			9,049
Health Care Providers & Services - 1.5%
AmSurg Corp. 5.625% 7/15/22		4,130	4,244
HCA Holdings, Inc.:
4.75% 5/1/23		6,115	6,268
5.25% 4/15/25		13,180	13,773
5.25% 6/15/26		5,275	5,476
5.375% 2/1/25		8,650	8,866
5.875% 3/15/22		12,205	13,273
5.875% 5/1/23		7,155	7,620
5.875% 2/15/26		10,705	11,106
7.5% 2/15/22		12,110	13,769
HealthSouth Corp. 5.75% 11/1/24		9,180	9,217
InVentiv Health, Inc. 10% 8/15/18		905	905
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)		4,215	4,310
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		2,280	2,394
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		3,340	3,390
Quorum Health Corp. 11.625% 4/15/23 (b)		2,895	2,909
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		2,445	2,421
Surgery Center Holdings, Inc. 8.875% 4/15/21 (b)		4,265	4,382
Tenet Healthcare Corp. 6.875% 11/15/31		11,540	9,304
Vizient, Inc. 10.375% 3/1/24 (b)		4,615	4,950
			128,577
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA 3.375% 1/30/23 (Reg. S)	EUR	3,250	3,645
Pharmaceuticals - 0.3%
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)		8,635	8,635
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (b)		16,345	13,199
6.75% 8/15/21 (b)		1,935	1,650
			23,484
TOTAL HEALTH CARE			166,773
INDUSTRIALS - 3.2%
Aerospace & Defense - 0.3%
GenCorp, Inc. 7.125% 3/15/21		1,340	1,414
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)		3,965	4,193
KLX, Inc. 5.875% 12/1/22 (b)		11,260	11,035
TransDigm, Inc. 6.375% 6/15/26 (b)		4,050	4,040
Triumph Group, Inc. 4.875% 4/1/21		4,990	4,691
			25,373
Airlines - 0.3%
Air Canada 5.375% 11/15/22 (b)		1,394	1,401
Allegiant Travel Co. 5.5% 7/15/19		1,270	1,299
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		492	517
6.125% 4/29/18		1,720	1,810
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,119	8,272
8.021% 8/10/22		2,332	2,670
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		2,150	2,075
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		435	465
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		3,751	4,445
Series 2012-2 Class B, 6.75% 12/3/22		1,589	1,697
Series 2013-1 Class B, 5.375% 5/15/23		2,094	2,149
			26,800
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		1,380	1,366
6.125% 4/1/25 (b)		1,380	1,373
			2,739
Commercial Services & Supplies - 0.5%
ADT Corp. 6.25% 10/15/21		13,075	13,892
APX Group, Inc.:
7.875% 12/1/22 (b)		4,260	4,292
8.75% 12/1/20		7,385	6,776
Cenveo Corp. 6% 8/1/19 (b)		2,480	2,058
Clean Harbors, Inc.:
5.125% 6/1/21		3,050	3,121
5.25% 8/1/20		3,395	3,476
Covanta Holding Corp.:
5.875% 3/1/24		3,120	3,042
7.25% 12/1/20		4,940	5,088
Garda World Security Corp.:
7.25% 11/15/21 (b)		1,825	1,474
7.25% 11/15/21 (b)		915	739
TMS International Corp. 7.625% 10/15/21 (b)		970	674
			44,632
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22		2,165	2,208
5.875% 10/15/24		1,855	1,901
Cementos Progreso Trust 7.125% 11/6/23 (b)		1,870	1,982
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		2,420	1,045
			7,136
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (b)		2,505	2,505
5% 10/1/25 (b)		4,355	4,374
			6,879
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		1,490	1,591
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (Reg. S)		675	677
			2,268
Machinery - 0.1%
Schaeffler Finance BV 4.75% 5/15/21 (b)		4,880	4,984
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		1,065	836
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		4,035	2,845
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (d)		530	106
			3,787
Professional Services - 0.1%
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	4,800	5,764
Road & Rail - 0.1%
JSC Georgian Railway 7.75% 7/11/22 (b)		1,800	1,985
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		1,870	1,961
			3,946
Trading Companies & Distributors - 1.5%
Aircastle Ltd.:
5% 4/1/23		2,405	2,444
5.5% 2/15/22		4,250	4,420
6.25% 12/1/19		5,850	6,347
7.625% 4/15/20		3,750	4,223
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		4,250	4,271
International Lease Finance Corp.:
4.625% 4/15/21		6,645	6,844
5.875% 4/1/19		13,523	14,419
5.875% 8/15/22		18,485	20,010
6.25% 5/15/19		7,740	8,291
8.25% 12/15/20		21,490	25,408
8.625% 1/15/22		22,645	27,570
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		1,505	1,430
			125,677
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (b)		4,930	5,374
Autoridad del Canal de Panama 4.95% 7/29/35 (b)		1,890	2,030
Global Ports Finance PLC 6.872% 1/25/22 (b)		3,375	3,485
			10,889
TOTAL INDUSTRIALS			270,874
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.5%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		8,330	8,747
Brocade Communications Systems, Inc. 4.625% 1/15/23		3,330	3,209
Lucent Technologies, Inc.:
6.45% 3/15/29		23,420	24,415
6.5% 1/15/28		6,255	6,427
			42,798
Electronic Equipment & Components - 0.1%
Flextronics International Ltd. 5% 2/15/23		2,495	2,589
Micron Technology, Inc. 7.5% 9/15/23 (b)		3,925	4,170
			6,759
Internet Software & Services - 0.2%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,595	3,739
j2 Global, Inc. 8% 8/1/20		3,460	3,598
VeriSign, Inc.:
4.625% 5/1/23		4,375	4,430
5.25% 4/1/25		4,270	4,377
			16,144
IT Services - 0.1%
CDW LLC/CDW Finance Corp. 5% 9/1/23		4,285	4,315
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		2,360	2,348
Everi Payments, Inc. 10% 1/15/22		4,210	3,515
			10,178
Semiconductors & Semiconductor Equipment - 0.8%
Entegris, Inc. 6% 4/1/22 (b)		1,275	1,305
Micron Technology, Inc.:
5.25% 8/1/23 (b)		1,740	1,483
5.25% 1/15/24 (b)		3,675	3,115
5.5% 2/1/25		12,245	10,408
5.625% 1/15/26 (b)		3,250	2,706
5.875% 2/15/22		2,615	2,458
Microsemi Corp. 9.125% 4/15/23 (b)		1,665	1,832
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (b)		1,935	1,964
5.75% 2/15/21 (b)		5,005	5,193
5.75% 3/15/23 (b)		15,105	15,785
Qorvo, Inc.:
6.75% 12/1/23 (b)		3,135	3,260
7% 12/1/25 (b)		9,580	10,107
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		4,190	4,337
			63,953
Software - 0.3%
Activision Blizzard, Inc. 6.125% 9/15/23 (b)		4,825	5,247
BMC Software Finance, Inc. 8.125% 7/15/21 (b)		3,401	2,551
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		7,070	6,982
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (b)(c)		1,460	1,292
Nuance Communications, Inc. 5.375% 8/15/20 (b)		2,445	2,488
Open Text Corp. 5.875% 6/1/26 (b)		3,195	3,215
Parametric Technology Corp. 6% 5/15/24		1,295	1,340
SS&C Technologies Holdings, Inc. 5.875% 7/15/23		3,370	3,446
			26,561
Technology Hardware, Storage & Peripherals - 0.0%
Diebold, Inc. 8.5% 4/15/24 (b)		3,395	3,370
TOTAL INFORMATION TECHNOLOGY			169,763
MATERIALS - 4.7%
Chemicals - 1.4%
Albemarle Corp. U.S. 1.875% 12/8/21 (Reg. S)	EUR	12,400	14,199
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		3,900	3,842
5.75% 4/15/21 (b)		2,020	2,025
6.45% 2/3/24		2,220	2,242
Chemtura Corp. 5.75% 7/15/21		2,355	2,379
Covestro AG 1.75% 9/25/24 (Reg. S)	EUR	1,650	1,946
CVR Partners LP 9.25% 6/15/23 (b)		4,245	4,319
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (b)		2,715	2,891
Mexichem S.A.B. de CV 4.875% 9/19/22 (b)		2,000	2,115
Momentive Performance Materials, Inc.:
3.88% 10/24/21		44,218	35,098
4.69% 4/24/22		14,170	9,777
10% 10/15/20 (d)		14,170	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)		44,218	0
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		2,020	2,040
OCP SA 5.625% 4/25/24 (b)		1,270	1,346
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		4,175	3,653
10.375% 5/1/21 (b)		1,275	1,285
PolyOne Corp. 5.25% 3/15/23		2,260	2,277
Solvay SA 2.75% 12/2/27 (Reg. S)	EUR	3,900	4,883
TPC Group, Inc. 8.75% 12/15/20 (b)		7,335	5,740
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (b)		2,450	2,582
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)		13,010	13,368
5.625% 10/1/24 (b)		2,840	2,911
			120,918
Construction Materials - 0.2%
CEMEX Finance LLC:
6% 4/1/24 (b)		1,500	1,455
9.375% 10/12/22 (b)		3,495	3,845
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		1,870	1,962
HeidelbergCement Finance AG 2.25% 6/3/24 (Reg. S)	EUR	4,625	5,147
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)		1,685	1,466
U.S. Concrete, Inc. 6.375% 6/1/24 (b)		2,070	2,070
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		2,055	2,083
			18,028
Containers & Packaging - 1.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)		13,388	13,474
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (b)		4,250	4,186
6% 6/30/21 (b)		9,740	9,667
6.25% 1/31/19 (b)		2,410	2,449
6.75% 1/31/21 (b)		4,915	4,946
7% 11/15/20 (b)		530	520
7.25% 5/15/24 (b)		7,590	7,747
Beverage Packaging Holdings II SA (Luxembourg) 5.625% 12/15/16 (b)		5,435	5,449
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		2,060	1,869
Crown Cork & Seal, Inc.:
7.375% 12/15/26		11,295	12,425
7.5% 12/15/96		3,685	3,763
Sealed Air Corp. 5.25% 4/1/23 (b)		2,540	2,629
Silgan Holdings, Inc. 5% 4/1/20		9,600	9,828
			78,952
Metals & Mining - 2.0%
Aleris International, Inc. 6% 6/1/20 (b)		33	33
Alrosa Finance SA 7.75% 11/3/20 (b)		1,910	2,176
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)		1,310	1,356
Compania Minera Ares SAC 7.75% 1/23/21 (b)		3,625	3,765
EVRAZ Group SA:
6.5% 4/22/20 (b)		4,045	4,131
8.25% 1/28/21 (Reg. S)		2,525	2,733
9.5% 4/24/18 (Reg. S)		5,715	6,206
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		9,215	8,985
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		6,675	5,507
10.375% 4/7/19 (b)		600	495
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)		5,615	4,689
7% 2/15/21 (b)		1,880	1,511
7.25% 5/15/22 (b)		2,945	2,275
FMG Resources (August 2006) Pty Ltd. 9.75% 3/1/22 (b)		3,195	3,526
Freeport-McMoRan, Inc.:
3.55% 3/1/22		2,130	1,874
3.875% 3/15/23		6,390	5,591
5.4% 11/14/34		1,065	847
5.45% 3/15/43		8,200	6,581
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		1,495	1,425
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		10,857	10,694
4.875% 10/7/20 (Reg. S)		400	394
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		3,675	3,240
JMC Steel Group, Inc. 9.875% 6/15/23 (b)		2,775	2,803
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		2,400	2,484
Lundin Mining Corp.:
7.5% 11/1/20 (b)		1,465	1,494
7.875% 11/1/22 (b)		215	220
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		4,380	4,561
Metinvest BV:
8.75% 2/14/18 (Reg. S)		1,631	1,044
10.5% 11/28/17 (b)		9,956	6,374
10.5% 11/28/17 (Reg. S)		2,269	1,452
Mirabela Nickel Ltd. 1% 9/10/44 (b)		15	0
New Gold, Inc. 7% 4/15/20 (b)		1,480	1,510
Nord Gold NV 6.375% 5/7/18 (b)		2,075	2,170
Polyus Gold International Ltd.:
5.625% 4/29/20 (b)		8,260	8,669
5.625% 4/29/20 (Reg. S)		500	525
Samarco Mineracao SA 5.75% 10/24/23 (b)		2,150	828
Southern Copper Corp. 7.5% 7/27/35		4,825	5,330
Teck Resources Ltd.:
5.2% 3/1/42		1,065	698
5.4% 2/1/43		2,770	1,828
8% 6/1/21 (b)		7,590	7,818
8.5% 6/1/24 (b)		16,085	16,688
United States Steel Corp. 8.375% 7/1/21 (b)		9,120	9,576
Vale Overseas Ltd.:
4.375% 1/11/22		5,220	4,892
4.625% 9/15/20		2,620	2,545
5.875% 6/10/21		2,080	2,083
6.875% 11/21/36		2,160	1,966
Vedanta Resources PLC 6% 1/31/19 (b)		5,325	4,546
			170,138
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,410	1,438
Mercer International, Inc.:
7% 12/1/19		3,105	3,136
7.75% 12/1/22		4,505	4,505
NewPage Corp.:
0% 5/1/12 (c)(d)		1,770	0
11.375% 12/31/14 (d)		4,404	0
Sino-Forest Corp. 6.25% 10/21/17 (b)(d)		5,480	0
			9,079
TOTAL MATERIALS			397,115
TELECOMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 2.6%
Altice Financing SA:
6.5% 1/15/22 (b)		10,799	10,907
6.625% 2/15/23 (b)		8,265	8,115
7.5% 5/15/26 (b)		8,130	7,967
Altice Finco SA:
8.125% 1/15/24 (b)		8,730	8,446
9.875% 12/15/20 (b)		5,655	6,033
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,063
9% 8/15/31		3,655	3,214
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		3,210	3,162
Frontier Communications Corp. 11% 9/15/25		8,520	8,818
GCI, Inc. 6.875% 4/15/25		4,240	4,290
GTH Finance BV:
6.25% 4/26/20 (b)		4,100	4,249
7.25% 4/26/23 (b)		5,395	5,611
Level 3 Communications, Inc. 5.75% 12/1/22		4,685	4,744
Level 3 Financing, Inc.:
5.125% 5/1/23		4,340	4,302
5.375% 5/1/25		4,340	4,307
Lynx I Corp. 5.375% 4/15/21 (b)		2,898	2,949
Lynx II Corp. 6.375% 4/15/23 (b)		1,820	1,820
Numericable Group SA:
6% 5/15/22 (b)		36,670	35,662
6.25% 5/15/24 (b)		34,853	33,328
7.375% 5/1/26 (b)		16,760	16,571
Qtel International Finance Ltd. 5% 10/19/25 (b)		2,155	2,409
Sable International Finance Ltd. 6.875% 8/1/22 (b)		14,960	15,025
Sprint Capital Corp.:
6.875% 11/15/28		4,765	3,741
8.75% 3/15/32		3,641	3,113
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		2,080	2,090
U.S. West Communications:
6.875% 9/15/33		2,155	2,125
7.25% 9/15/25		535	571
7.25% 10/15/35		1,455	1,467
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)		4,635	4,589
Virgin Media Finance PLC 4.875% 2/15/22		5,445	4,560
			218,248
Wireless Telecommunication Services - 4.0%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	79,000	4,140
Comcel Trust 6.875% 2/6/24 (b)		2,070	2,018
Digicel Group Ltd.:
6% 4/15/21 (b)		870	746
6.75% 3/1/23 (b)		1,880	1,598
7% 2/15/20 (b)		980	907
7.125% 4/1/22 (b)		21,415	15,927
8.25% 9/30/20 (b)		20,165	16,838
Intelsat Jackson Holdings SA:
5.5% 8/1/23		14,385	9,134
7.25% 10/15/20		22,465	16,006
7.5% 4/1/21		7,635	5,268
8% 2/15/24 (b)		10,495	10,338
Millicom International Cellular SA:
4.75% 5/22/20 (b)		4,710	4,734
6% 3/15/25 (b)		7,780	7,586
6.625% 10/15/21 (b)		7,540	7,741
MTS International Funding Ltd. 8.625% 6/22/20 (b)		2,780	3,260
Neptune Finco Corp.:
6.625% 10/15/25 (b)		8,175	8,584
10.125% 1/15/23 (b)		8,455	9,470
10.875% 10/15/25 (b)		20,060	22,931
Sprint Communications, Inc. 6% 11/15/22		11,390	8,963
Sprint Corp.:
7.125% 6/15/24		21,530	17,170
7.625% 2/15/25		11,980	9,479
7.875% 9/15/23		10,870	8,886
T-Mobile U.S.A., Inc.:
6% 3/1/23		7,490	7,752
6% 4/15/24		6,400	6,624
6.125% 1/15/22		7,790	8,170
6.25% 4/1/21		15,470	16,137
6.375% 3/1/25		33,465	34,971
6.5% 1/15/24		20,640	21,724
6.625% 4/1/23		20,286	21,491
6.633% 4/28/21		7,440	7,775
6.731% 4/28/22		4,835	5,084
6.836% 4/28/23		5,580	5,894
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		1,630	1,654
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		7,190	7,950
			336,950
TOTAL TELECOMMUNICATION SERVICES			555,198
UTILITIES - 2.0%
Electric Utilities - 0.1%
Hrvatska Elektroprivreda 5.875% 10/23/22 (b)		755	793
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		1,350	1,654
Lamar Funding Ltd. 3.958% 5/7/25 (b)		1,875	1,750
RJS Power Holdings LLC 4.625% 7/15/19 (b)		4,245	3,736
			7,933
Gas Utilities - 0.1%
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	6,986
8% 3/1/32		3,400	3,770
			10,756
Independent Power and Renewable Electricity Producers - 1.8%
Dynegy, Inc.:
7.375% 11/1/22		13,365	12,897
7.625% 11/1/24		15,245	14,635
Energy Future Holdings Corp.:
10.875% 11/1/17 (d)		10,985	7,140
11.25% 11/1/17 pay-in-kind (c)(d)		8,822	5,734
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)		29,362	33,766
12.25% 3/1/22 (b)(d)		35,768	41,938
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		3,310	3,422
PPL Energy Supply LLC 6.5% 6/1/25		3,425	2,843
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)		2,680	2,551
6.125% 6/15/25 (b)		1,345	1,271
TXU Corp.:
5.55% 11/15/14 (d)		1,864	932
6.5% 11/15/24 (d)		15,240	7,620
6.55% 11/15/34 (d)		29,755	14,878
			149,627
TOTAL UTILITIES			168,316

TOTAL NONCONVERTIBLE BONDS			3,814,046

TOTAL CORPORATE BONDS
(Cost $3,834,285)			3,814,468

U.S. Government and Government Agency Obligations - 13.9%
U.S. Government Agency Obligations - 0.5%
Federal Home Loan Bank 1% 6/21/17		8,670	8,703
Tennessee Valley Authority:
1.75% 10/15/18		$15,059	$15,371
4.25% 9/15/65		9,229	10,841
5.25% 9/15/39		1,138	1,561
5.375% 4/1/56		3,247	4,519

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			40,995

U.S. Treasury Obligations - 13.0%
U.S. Treasury Bonds:
2.5% 2/15/46		9,500	9,901
2.5% 5/15/46		4,000	4,173
2.875% 8/15/45		29,744	33,409
3% 11/15/44		5,258	6,051
3.625% 2/15/44		72,443	93,471
4.25% 5/15/39		20,000	27,966
5.25% 2/15/29		14,703	20,794
5.375% 2/15/31 (g)(h)		16,479	24,446
6.125% 8/15/29 (g)		9,280	14,201
7.5% 11/15/24		5,690	8,465
7.875% 2/15/21		6,800	8,920
8.125% 5/15/21		9,286	12,437
U.S. Treasury Notes:
0.625% 6/30/18		9,000	9,004
0.75% 4/15/18		5,653	5,669
0.875% 11/30/17		18,839	18,918
0.875% 1/31/18		8,149	8,187
0.875% 6/15/19		88,081	88,518
0.875% 7/31/19		34,096	34,240
1% 5/31/18		16,497	16,626
1.125% 6/15/18		14,708	14,857
1.125% 1/15/19		648	655
1.25% 3/31/21		115,170	116,511
1.375% 2/28/19		41,776	42,538
1.375% 4/30/20		60,965	62,125
1.375% 6/30/23		26,522	26,663
1.5% 12/31/18		3,624	3,699
1.5% 1/31/19		919	938
1.5% 1/31/22		25,140	25,657
1.5% 2/28/23		2,682	2,722
1.625% 4/30/19		33,973	34,846
1.625% 6/30/19		39,152	40,200
1.625% 12/31/19		10,776	11,075
1.625% 6/30/20		1,783	1,834
1.625% 2/15/26		16,512	16,708
1.625% 5/15/26		4,000	4,051
1.75% 9/30/19		35,592	36,707
1.75% 12/31/20		1,389	1,437
1.875% 9/30/17		400	407
1.875% 10/31/17		12,864	13,086
2% 7/31/22		3,557	3,725
2% 11/30/22		66,979	70,113
2% 8/15/25		12,042	12,595
2.125% 6/30/21		11,000	11,589
2.25% 7/31/21		55,359	58,674
2.25% 11/15/24		6,266	6,687
2.25% 11/15/25		6,000	6,405
2.375% 8/15/24		1,552	1,671
3.5% 2/15/18		18,226	19,083

TOTAL U.S. TREASURY OBLIGATIONS			1,092,654

Other Government Related - 0.4%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.7879% 12/7/20 (NCUA Guaranteed) (c)		1,598	1,594
Series 2011-R1 Class 1A, 0.8902% 1/8/20 (NCUA Guaranteed) (c)		3,617	3,624
Series 2011-R4 Class 1A, 0.8159% 3/6/20 (NCUA Guaranteed) (c)		969	970
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		25,300	27,871

TOTAL OTHER GOVERNMENT RELATED			34,059

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,106,924)			1,167,708

U.S. Government Agency - Mortgage Securities - 1.8%
Fannie Mae - 1.3%
2.115% 10/1/35 (c)		22	23
2.247% 11/1/35 (c)		340	352
2.29% 11/1/33 (c)		49	51
2.302% 6/1/36 (c)		42	44
2.315% 1/1/35 (c)		183	191
2.315% 9/1/36 (c)		76	80
2.367% 9/1/33 (c)		373	386
2.54% 6/1/42 (c)		283	295
2.55% 3/1/33 (c)		86	90
2.596% 11/1/36 (c)		30	32
2.598% 6/1/47 (c)		103	109
2.628% 7/1/35 (c)		137	145
2.667% 2/1/37 (c)		402	423
2.689% 2/1/42 (c)		1,671	1,746
2.69% 3/1/37 (c)		25	27
2.715% 2/1/36 (c)		11	11
2.754% 1/1/42 (c)		1,353	1,411
2.856% 5/1/36 (c)		32	34
2.951% 11/1/40 (c)		156	164
2.97% 8/1/35 (c)		386	403
2.98% 9/1/41 (c)		186	194
2.991% 10/1/41 (c)		81	85
3% 7/1/31		5,300	5,556
3% 7/1/31		5,300	5,556
3.009% 4/1/36 (c)		216	229
3.219% 7/1/41 (c)		286	301
3.352% 10/1/41 (c)		148	156
3.5% 1/1/26 to 9/1/26		75	80
3.5% 7/1/46 (i)		16,700	17,616
3.5% 7/1/46 (i)		15,300	16,139
3.557% 7/1/41 (c)		362	382
4% 5/1/29 (i)		21,926	23,555
4.5% 7/1/33 to 4/1/39		17,878	19,716
5% 5/1/22 to 7/1/35		3,924	4,387
5.5% 10/1/20 to 1/1/29		2,659	2,903
6% 10/1/16		1	1
6.5% 8/1/16 to 8/1/36		3,965	4,629
7.5% 1/1/28		28	34

TOTAL FANNIE MAE			107,536

Freddie Mac - 0.2%
2.15% 1/1/36 (c)		80	83
2.2% 3/1/37 (c)		17	18
2.218% 2/1/37 (c)		51	53
2.285% 8/1/37 (c)		77	81
2.32% 3/1/35 (c)		71	73
2.35% 7/1/35 (c)		148	155
2.351% 10/1/42 (c)		1,307	1,383
2.38% 1/1/37 (c)		225	234
2.457% 6/1/33 (c)		209	219
2.54% 6/1/37 (c)		253	267
2.55% 6/1/37 (c)		29	30
2.582% 5/1/37 (c)		53	55
2.668% 4/1/37 (c)		49	52
2.686% 5/1/37 (c)		69	73
2.696% 10/1/35 (c)		123	129
2.71% 2/1/36 (c)		4	5
2.732% 10/1/36 (c)		297	311
2.752% 6/1/37 (c)		49	51
2.795% 7/1/36 (c)		75	80
2.798% 7/1/35 (c)		170	181
2.832% 5/1/37 (c)		743	784
2.845% 4/1/37 (c)		9	9
2.885% 5/1/37 (c)		327	344
2.977% 10/1/41 (c)		1,069	1,122
2.99% 9/1/35 (c)		60	64
3% 2/1/31 (i)		5,300	5,584
3.068% 9/1/41 (c)		1,761	1,847
3.205% 9/1/41 (c)		200	210
3.212% 4/1/41 (c)		214	224
3.29% 6/1/41 (c)		213	224
3.433% 5/1/41 (c)		164	172
3.569% 10/1/35 (c)		37	39
3.634% 6/1/41 (c)		330	346
3.704% 5/1/41 (c)		273	287
6% 1/1/24		988	1,091
6.5% 7/1/16 to 3/1/22		330	359
8.5% 3/1/20		0	0

TOTAL FREDDIE MAC			16,239

Ginnie Mae - 0.3%
4.3% 8/20/61 (j)		2,919	3,030
4.649% 2/20/62 (j)		2,000	2,119
4.682% 2/20/62 (j)		2,689	2,842
4.684% 1/20/62 (j)		12,433	13,138
5.47% 8/20/59 (j)		595	607
5.5% 11/15/35		1,545	1,784
5.612% 4/20/58 (j)		41	41
6% 6/15/36		3,165	3,700
7% 9/15/25 to 8/15/31		20	23
7.5% 2/15/22 to 8/15/28		41	48
8% 12/15/26		0	0

TOTAL GINNIE MAE			27,332

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $149,361)			151,107

Collateralized Mortgage Obligations - 3.9%
U.S. Government Agency - 3.9%
Fannie Mae:
floater Series 2010-15 Class FJ, 1.3833% 6/25/36 (c)		$3,652	$3,701
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		2	2
Series 2003-70 Class BJ, 5% 7/25/33		373	416
Series 2005-19 Class PA, 5.5% 7/25/34		1,107	1,185
Series 2005-27 Class NE, 5.5% 5/25/34		833	850
Series 2005-64 Class PX, 5.5% 6/25/35		1,138	1,254
Series 2005-68 Class CZ, 5.5% 8/25/35		3,247	3,690
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,653
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		15	15
Series 2003-117 Class MD, 5% 12/25/23		770	839
Series 2004-91 Class Z, 5% 12/25/34		3,331	3,718
Series 2005-117 Class JN, 4.5% 1/25/36		808	874
Series 2005-14 Class ZB, 5% 3/25/35		1,236	1,380
Series 2006-72 Class CY, 6% 8/25/26		1,026	1,133
Series 2009-59 Class HB, 5% 8/25/39		1,776	1,982
Series 2010-97 Class CX, 4.5% 9/25/25		3,800	4,271
Series 2009-85 Class IB, 4.5% 8/25/24 (k)		189	12
Series 2009-93 Class IC, 4.5% 9/25/24 (k)		288	18
Series 2010-139 Class NI, 4.5% 2/25/40 (k)		2,159	271
Series 2010-39 Class FG, 1.3733% 3/25/36 (c)		2,284	2,329
Series 2010-97 Class CI, 4.5% 8/25/25 (k)		645	37
Series 2011-67 Class AI, 4% 7/25/26 (k)		612	62
Series 2012-27 Class EZ, 4.25% 3/25/42		3,724	4,087
Series 2016-26 Class CG, 3% 5/25/46		7,953	8,306
Freddie Mac:
floater:
Series 2630 Class FL, 0.9421% 6/15/18 (c)		6	6
Series 2711 Class FC, 1.3421% 2/15/33 (c)		1,288	1,305
floater planned amortization class Series 2770 Class FH, 0.8421% 3/15/34 (c)		1,489	1,492
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		47	51
Series 2376 Class JE, 5.5% 11/15/16		6	6
Series 2381 Class OG, 5.5% 11/15/16		1	1
Series 2425 Class JH, 6% 3/15/17		12	13
Series 2996 Class MK, 5.5% 6/15/35		119	135
Series 3415 Class PC, 5% 12/15/37		553	607
Series 3763 Class QA, 4% 4/15/34		1,088	1,110
Series 3840 Class VA, 4.5% 9/15/27		1,764	1,879
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		703	708
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		5,799	6,643
Series 2303 Class ZV, 6% 4/15/31		117	128
Series 2877 Class ZD, 5% 10/15/34		4,062	4,534
Series 3745 Class KV, 4.5% 12/15/26		3,135	3,462
Series 3806 Class L, 3.5% 2/15/26		3,100	3,427
Series 3843 Class PZ, 5% 4/15/41		1,088	1,364
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		3,200	3,415
Series 4341 Class ML, 3.5% 11/15/31		4,464	4,751
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.9481% 7/20/37 (c)		757	760
Series 2008-2 Class FD, 0.9281% 1/20/38 (c)		189	190
Series 2008-73 Class FA, 1.3081% 8/20/38 (c)		1,225	1,246
Series 2008-83 Class FB, 1.3481% 9/20/38 (c)		1,146	1,166
Series 2009-108 Class CF, 1.0423% 11/16/39 (c)		877	884
Series 2009-116 Class KF, 0.9723% 12/16/39 (c)		686	689
Series 2010-H17 Class FA, 0.7797% 7/20/60 (c)(j)		4,360	4,307
Series 2010-H18 Class AF, 0.7358% 9/20/60 (c)(j)		5,304	5,235
Series 2010-H19 Class FG, 0.7358% 8/20/60 (c)(j)		6,009	5,931
Series 2010-H27 Series FA, 0.8158% 12/20/60 (c)(j)		1,958	1,937
Series 2011-H05 Class FA, 0.9358% 12/20/60 (c)(j)		3,367	3,350
Series 2011-H07 Class FA, 0.9358% 2/20/61 (c)(j)		6,376	6,346
Series 2011-H12 Class FA, 0.9258% 2/20/61 (c)(j)		7,835	7,794
Series 2011-H13 Class FA, 0.9358% 4/20/61 (c)(j)		2,947	2,932
Series 2011-H14:
Class FB, 0.9358% 5/20/61 (c)(j)		3,489	3,469
Class FC, 0.9358% 5/20/61 (c)(j)		3,111	3,094
Series 2011-H17 Class FA, 0.9658% 6/20/61 (c)(j)		4,204	4,188
Series 2011-H21 Class FA, 1.0358% 10/20/61 (c)(j)		4,536	4,529
Series 2012-H01 Class FA, 1.1358% 11/20/61 (c)(j)		3,903	3,911
Series 2012-H03 Class FA, 1.1358% 1/20/62 (c)(j)		2,498	2,503
Series 2012-H06 Class FA, 1.0658% 1/20/62 (c)(j)		3,868	3,866
Series 2012-H07 Class FA, 1.0658% 3/20/62 (c)(j)		2,325	2,324
Series 2013-H19:
Class FC, 1.0358% 8/20/63 (c)(j)		538	537
Class FD, 1.0358% 8/20/63 (c)(j)		1,509	1,506
Series 2015-H13 Class FL, 0.7158% 5/20/63 (c)(j)		14,097	14,045
Series 2015-H19 Class FA, 0.6358% 4/20/63 (c)(j)		13,332	13,267
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		21	21
planned amortization class:
Series 2010-59 Class PB, 4.5% 7/20/39		5,419	5,745
Series 2011-136 Class WI, 4.5% 5/20/40 (k)		1,456	127
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,543
Series 2013-H06 Class HA, 1.65% 1/20/63 (j)		2,170	2,179
Series 2014-H12 Class KA, 2.75% 5/20/64 (j)		2,770	2,875
Series 2010-H15 Class TP, 5.15% 8/20/60 (j)		9,774	10,361
Series 2010-H17 Class XP, 5.2994% 7/20/60 (c)(j)		12,789	13,493
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(j)		9,753	10,322
Series 2011-71 Class ZB, 5.5% 8/20/34		4,638	5,318
Series 2012-64 Class KB, 10.8402% 5/20/41 (c)		256	336
Series 2013-124:
Class ES, 8.0693% 4/20/39 (c)(l)		4,175	4,577
Class ST, 8.2026% 8/20/39 (c)(l)		7,926	8,855
Series 2015-H17 Class HA, 2.5% 5/20/65 (j)		9,653	9,857
Series 2015-H21:
Class HA, 2.5% 6/20/63 (j)		28,955	29,482
Class JA, 2.5% 6/20/65 (j)		2,726	2,777
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(j)		19,398	19,453
Series 2016-H13 Class FB, 1.19% 5/20/66 (c)(j)		9,674	9,663
Series 2090-118 Class XZ, 5% 12/20/39		5,257	6,459
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $324,390)			326,571

Commercial Mortgage Securities - 1.0%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,480	2,748
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		10,365	11,368
Series K027 Class A2, 2.637% 1/25/23		2,736	2,888
Series K029 Class A2, 3.32% 2/25/23 (c)		1,343	1,473
Series K034 Class A1, 2.669% 2/25/23		8,583	8,889
Series K037 Class A2, 3.49% 1/25/24		4,311	4,790
Series K039 Class A2, 3.303% 7/25/24		16,000	17,604
Series K042 Class A2, 2.67% 12/25/24		13,200	13,880
Series K501 Class A2, 1.655% 11/25/16		3,023	3,024
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25		12,200	12,952
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $76,602)			79,616

Foreign Government and Government Agency Obligations - 15.3%
Argentine Republic:
6.25% 4/22/19 (b)		10,390	10,832
6.875% 4/22/21 (b)		16,270	17,352
7% 4/17/17		39,575	40,596
7.5% 4/22/26 (b)		5,850	6,324
8.75% 5/7/24		2,100	2,406
Australian Commonwealth:
1.75% 11/21/20	AUD	44,300	33,274
3.75% 4/21/37 (Reg. S)	AUD	7,950	7,054
5.5% 1/21/18	AUD	14,550	11,499
Azerbaijan Republic 4.75% 3/18/24 (b)		1,390	1,406
Banco Central del Uruguay:
value recovery A rights 1/2/21 (m)(n)		500,000	0
value recovery B rights 1/2/21 (m)(n)		750,000	0
Belarus Republic 8.95% 1/26/18		12,050	12,496
Brazilian Federative Republic:
4.25% 1/7/25		4,365	4,289
5.625% 1/7/41		6,145	5,961
6% 4/7/26		1,925	2,089
7.125% 1/20/37		11,555	12,999
8.25% 1/20/34		15,480	18,808
Buenos Aires Province:
5.75% 6/15/19 (b)		2,055	2,081
9.375% 9/14/18 (b)		3,050	3,294
10.875% 1/26/21 (Reg. S)		15,921	17,951
Buoni del Tesoro Poliennali:
2.7% 3/1/47 (b)	EUR	5,900	7,000
4.5% 3/1/24	EUR	53,375	74,499
Canadian Government 1.5% 2/1/17	CAD	60,600	47,171
Central Bank of Nigeria warrants 11/15/20 (n)		6,250	480
City of Buenos Aires 8.95% 2/19/21 (b)		4,360	4,861
Colombian Republic:
4.375% 3/21/23	COP	23,892,000	6,976
5% 6/15/45		750	778
5.625% 2/26/44		1,425	1,578
7.375% 9/18/37		2,475	3,214
10.375% 1/28/33		6,350	9,525
Congo Republic 4% 6/30/29 (e)		11,562	8,327
Costa Rican Republic:
4.25% 1/26/23 (b)		850	810
5.625% 4/30/43 (b)		640	547
7% 4/4/44 (b)		4,285	4,264
7.158% 3/12/45 (b)		300	299
Croatia Republic:
5.5% 4/4/23 (b)		1,350	1,430
6% 1/26/24 (b)		1,300	1,417
6.375% 3/24/21 (b)		2,495	2,722
6.625% 7/14/20 (b)		1,755	1,915
6.75% 11/5/19 (b)		1,110	1,209
Danish Kingdom 1.75% 11/15/25	DKK	64,500	11,031
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		2,305	2,351
6.25% 7/27/21 (b)		1,190	1,197
Dominican Republic:
1.5% 8/30/24 (c)		12,693	12,376
6.85% 1/27/45 (b)		4,430	4,585
6.875% 1/29/26 (b)		4,615	5,093
7.45% 4/30/44 (b)		5,725	6,298
7.5% 5/6/21 (b)		3,790	4,211
Dutch Government 0.5% 7/15/26(Reg. S) (b)	EUR	1,475	1,692
El Salvador Republic 7.625% 2/1/41 (b)		770	691
French Government:
OAT:
1.75% 5/25/23	EUR	2,550	3,197
3.25% 5/25/45	EUR	17,075	29,613
0.5% 5/25/26	EUR	5,800	6,579
Georgia Republic 6.875% 4/12/21 (b)		800	880
Guatemalan Republic 4.5% 5/3/26 (b)		1,450	1,475
Hong Kong Government SAR 1.32% 12/23/19	HKD	21,000	2,777
Hungarian Republic:
5.375% 3/25/24		2,142	2,393
5.75% 11/22/23		3,476	3,957
7.625% 3/29/41		2,321	3,365
Indonesian Republic:
3.375% 4/15/23 (b)		2,040	2,051
4.75% 1/8/26 (b)		2,120	2,308
5.25% 1/17/42 (b)		1,985	2,105
5.375% 10/17/23		1,850	2,082
5.95% 1/8/46 (b)		2,075	2,445
6.625% 2/17/37 (b)		3,695	4,553
6.75% 1/15/44 (b)		1,725	2,192
7.75% 1/17/38 (b)		7,525	10,212
8.375% 3/15/24	IDR	42,754,000	3,412
8.5% 10/12/35 (Reg. S)		6,195	8,840
Irish Republic:
1% 5/15/26(Reg. S)	EUR	17,100	19,780
2% 2/18/45 (Reg.S)	EUR	4,450	5,761
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		6,815	7,157
8.25% 4/15/24 (b)		1,500	1,578
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,730	36,332
5.5% 12/4/23		12,385	15,597
Ivory Coast 5.75% 12/31/32		8,450	7,868
Japan Government:
0.1% 8/15/16	JPY	490,000	4,747
0.1% 4/15/17	JPY	573,000	5,566
0.1% 12/20/20	JPY	6,560,550	64,725
0.9% 6/20/22	JPY	4,982,800	51,831
1.9% 9/20/30	JPY	5,485,000	68,461
Jordanian Kingdom:
2.503% 10/30/20		25,601	27,114
3% 6/30/25		8,712	9,503
Kazakhstan Republic:
5.125% 7/21/25 (b)		1,825	1,999
6.5% 7/21/45 (b)		2,120	2,464
Kingdom of Norway 3.75% 5/25/21	NOK	36,000	4,942
Lebanese Republic:
4% 12/31/17		4,661	4,597
5.45% 11/28/19		1,430	1,408
New Zealand Government 6% 5/15/21	NZD	8,000	6,752
Ontario Province 2.4% 6/2/26	CAD	24,900	20,016
Panamanian Republic:
6.7% 1/26/36		995	1,321
8.875% 9/30/27		500	735
9.375% 4/1/29		875	1,334
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		2,110	2,205
Peruvian Republic 4% 3/7/27 (e)		5,671	5,671
Philippine Republic:
7.75% 1/14/31		1,810	2,809
9.5% 2/2/30		2,075	3,549
Provincia de Cordoba:
7.125% 6/10/21 (b)		4,750	4,762
12.375% 8/17/17 (b)		3,120	3,362
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		4,665	4,700
Republic of Armenia:
6% 9/30/20 (b)		5,996	6,033
7.15% 3/26/25 (b)		3,580	3,634
Republic of Iraq 5.8% 1/15/28 (Reg. S)		12,570	9,570
Republic of Nigeria 5.125% 7/12/18 (b)		3,200	3,203
Republic of Serbia:
6.75% 11/1/24 (b)		7,292	7,493
7.25% 9/28/21 (b)		3,750	4,293
Republic of Singapore 3.25% 9/1/20	SGD	22,800	18,242
Russian Federation:
4.5% 4/4/22 (b)		800	855
4.875% 9/16/23 (b)		3,920	4,276
5% 4/29/20 (b)		2,125	2,293
5.625% 4/4/42 (b)		3,200	3,619
5.875% 9/16/43 (b)		6,000	7,010
12.75% 6/24/28 (Reg. S)		17,990	31,495
South African Republic 5.875% 5/30/22		675	751
Spanish Kingdom:
0.75% 7/30/21	EUR	35,900	40,809
2.75% 10/31/24 (Reg. S)	EUR	15,325	19,311
Sweden Kingdom 3.5% 6/1/22	SEK	125,350	18,118
Switzerland Confederation 4.25% 6/5/17	CHF	21,500	23,096
Turkish Republic:
5.125% 3/25/22		2,195	2,347
5.625% 3/30/21		3,365	3,668
6.25% 9/26/22		2,890	3,268
6.75% 4/3/18		1,820	1,957
6.75% 5/30/40		3,520	4,291
6.875% 3/17/36		3,790	4,620
7% 3/11/19		2,345	2,595
7% 6/5/20		1,750	1,985
7.25% 3/5/38		2,605	3,325
7.375% 2/5/25		2,835	3,498
7.5% 11/7/19		3,940	4,500
8% 2/14/34		2,075	2,794
9.4% 7/8/20	TRY	9,740	3,452
11.875% 1/15/30		3,695	6,448
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		1,880	1,965
Ukraine Government:
0% 5/31/40 (b)(c)		2,209	716
7.75% 9/1/19 (b)		1,281	1,262
7.75% 9/1/20 (b)		1,142	1,117
7.75% 9/1/21 (b)		1,089	1,059
7.75% 9/1/22 (b)		1,089	1,053
7.75% 9/1/23 (b)		1,089	1,048
7.75% 9/1/24 (b)		1,089	1,042
7.75% 9/1/25 (b)		1,089	1,037
7.75% 9/1/26 (b)		1,089	1,032
7.75% 9/1/27 (b)		1,089	1,029
United Kingdom, Great Britain and Northern Ireland 1% 9/7/17	GBP	25,800	34,663
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	10,000	17,800
United Mexican States:
4% 10/2/23		3,230	3,477
4.6% 1/23/46		1,820	1,920
4.75% 3/8/44		1,451	1,563
5.55% 1/21/45		1,930	2,311
6.05% 1/11/40		1,204	1,514
6.5% 6/10/21	MXN	59,800	3,418
United Republic of Tanzania 6.8921% 3/9/20 (c)		556	568
Uruguay Republic 7.875% 1/15/33 pay-in-kind		3,100	4,220
Venezuelan Republic:
oil recovery rights 4/15/20 (n)		97,601	98
9.25% 9/15/27		7,950	3,836
11.95% 8/5/31 (Reg. S)		4,935	2,319
12.75% 8/23/22		2,800	1,414
Vietnamese Socialist Republic:
1.75% 3/13/28 (c)		530	460
4% 3/12/28 (e)		13,767	13,543
4.8% 11/19/24 (b)		590	607
6.75% 1/29/20 (b)		2,545	2,821
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,214,233)			1,294,101

Supranational Obligations - 0.1%
European Investment Bank 1.125% 9/15/36 (Reg. S) (Cost $7,845)	EUR	6,950	8,177
		Shares	Value (000s)

Common Stocks - 4.8%
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.3%
Chassix Holdings, Inc.		302,830	9,927
Chassix Holdings, Inc. warrants (m)		16,209	138
Delphi Automotive PLC		99,300	6,216
Exide Technologies (m)		3,795	0
Exide Technologies (m)		12,652	0
Lear Corp.		69,100	7,032
Tenneco, Inc. (m)		117,300	5,467
			28,780
Automobiles - 0.0%
General Motors Co.		4,305	122
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (m)(o)		32,078	120
Hotels, Restaurants & Leisure - 0.4%
Extended Stay America, Inc. unit		664,300	9,931
Red Rock Resorts, Inc.		1,161,144	22,970
			32,901
Household Durables - 0.4%
CalAtlantic Group, Inc.		155,500	5,708
Harman International Industries, Inc.		109,900	7,893
Lennar Corp. Class A		210,400	9,699
Newell Brands, Inc.		74,045	3,596
Taylor Morrison Home Corp. (m)		311,100	4,617
			31,513
Internet & Catalog Retail - 0.0%
Expedia, Inc.		34,900	3,710
Media - 0.4%
AMC Networks, Inc. Class A (m)		133,400	8,060
Naspers Ltd. Class N		73,600	11,238
Sinclair Broadcast Group, Inc. Class A		387,900	11,583
			30,881
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (m)		67,000	3,854
Michael Kors Holdings Ltd. (m)		72,900	3,607
			7,461

TOTAL CONSUMER DISCRETIONARY			135,488

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
CVS Health Corp.		51,700	4,950
Ovation Acquisition I LLC (o)		1,446,490	14
			4,964
Food Products - 0.0%
Reddy Ice Holdings, Inc. (m)		142,776	58

TOTAL CONSUMER STAPLES			5,022

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Hornbeck Offshore Services, Inc. (m)		108,700	907
Oil, Gas & Consumable Fuels - 0.0%
Crestwood Equity Partners LP		60,500	1,220
Pacific Exploration and Production Corp. warrants (m)		80,825	259
			1,479

TOTAL ENERGY			2,386

FINANCIALS - 0.3%
Capital Markets - 0.1%
Penson Worldwide, Inc. Class A (m)		3,883,237	0
The Blackstone Group LP		178,200	4,373
			4,373
Consumer Finance - 0.1%
OneMain Holdings, Inc. (m)		206,600	4,715
Diversified Financial Services - 0.1%
Broadcom Ltd.		58,100	9,029
Real Estate Investment Trusts - 0.0%
MGM Growth Properties LLC		132,100	3,524

TOTAL FINANCIALS			21,641

HEALTH CARE - 0.7%
Biotechnology - 0.3%
Biogen, Inc. (m)		37,700	9,117
Celgene Corp. (m)		97,100	9,577
Gilead Sciences, Inc.		121,400	10,127
			28,821
Health Care Providers & Services - 0.2%
AmSurg Corp. (m)		66,600	5,164
HCA Holdings, Inc. (m)		206,800	15,926
Rotech Healthcare, Inc. (m)		68,276	122
			21,212
Pharmaceuticals - 0.2%
Allergan PLC (m)		58,800	13,588

TOTAL HEALTH CARE			63,621

INDUSTRIALS - 0.5%
Airlines - 0.1%
Air Canada (m)		806,200	5,548
Delta Air Lines, Inc.		78,000	2,842
			8,390
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (m)(o)		9,383,257	563
Marine - 0.0%
U.S. Shipping Partners Corp. (m)		12,063	0
U.S. Shipping Partners Corp. warrants 12/31/29 (m)		112,939	0
			0
Road & Rail - 0.1%
Avis Budget Group, Inc. (m)		142,200	4,583
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A		123,200	3,299
HD Supply Holdings, Inc. (m)		281,900	9,816
Penhall Acquisition Co.:
Class A (m)		6,088	483
Class B (m)		2,029	161
United Rentals, Inc. (m)		191,300	12,836
			26,595
Transportation Infrastructure - 0.0%
DeepOcean Group Holding BV (b)(m)		406,682	2,681

TOTAL INDUSTRIALS			42,812

INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.1%
CDW Corp.		221,500	8,878
Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (m)		245,200	19,501
Alphabet, Inc. Class A		19,300	13,578
Baidu.com, Inc. sponsored ADR (m)		27,100	4,476
Facebook, Inc. Class A (m)		78,700	8,994
			46,549
IT Services - 0.1%
MasterCard, Inc. Class A		64,900	5,715
PayPal Holdings, Inc. (m)		140,000	5,111
			10,826
Semiconductors & Semiconductor Equipment - 0.4%
Cypress Semiconductor Corp.		5,171	55
MagnaChip Semiconductor Corp. (m)		49,030	278
NXP Semiconductors NV (m)		116,104	9,096
Qorvo, Inc. (m)		249,827	13,805
Skyworks Solutions, Inc.		190,600	12,061
			35,295
Software - 0.1%
Electronic Arts, Inc. (m)		69,700	5,280
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.		81,200	7,763

TOTAL INFORMATION TECHNOLOGY			114,591

MATERIALS - 0.1%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		41,300	3,074
Metals & Mining - 0.1%
Aleris Corp. (m)(o)		38,307	414
Freeport-McMoRan, Inc.		348,000	3,877
Mirabela Nickel Ltd. (m)		2,473,165	153
			4,444

TOTAL MATERIALS			7,518

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (m)		272,900	11,808
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		7,275	321
TOTAL COMMON STOCKS
(Cost $448,778)			405,208

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (m)		57,438	477
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%		8,700	7,252

TOTAL CONVERTIBLE PREFERRED STOCKS			7,729

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Capital Markets - 0.0%
Goldman Sachs Group, Inc. Series K 6.375%		73,199	2,042
TOTAL PREFERRED STOCKS
(Cost $10,940)			9,771
		Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 1.1%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19		3,796	3,739
Diversified Consumer Services - 0.1%
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (c)		4,858	4,802
Tranche L 2LN, term loan 10.25% 8/13/23 (c)		1,810	1,738
			6,540
Hotels, Restaurants & Leisure - 0.1%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		9,053	8,480
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (c)		371	369
			8,849
Media - 0.0%
Livent, Inc. Tranche A, term loan 18% 1/15/49 pay-in-kind	CAD	13	10

TOTAL CONSUMER DISCRETIONARY			19,138

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (c)		2,865	2,858
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (c)		7,207	7,211

TOTAL CONSUMER STAPLES			10,069

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)		8,476	3,764
Oil, Gas & Consumable Fuels - 0.1%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		3,142	3,110
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (c)		1,682	1,674
			4,784

TOTAL ENERGY			8,548

FINANCIALS - 0.1%
Consumer Finance - 0.1%
Sears Roebuck Acceptance Corp. Tranche B, term loan 8.5% 7/20/20 (c)		4,260	4,240
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (c)		5,999	5,307
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (c)		8,397	8,281
			13,588
MATERIALS - 0.0%
Metals & Mining - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (d)		2,104	494
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (c)		4,261	4,136
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.1875% 3/31/17 (c)		1,128	1,077
Tranche D 2LN, term loan 4.1309% 3/31/19 (c)		2,257	2,156
			3,233

TOTAL TELECOMMUNICATION SERVICES			7,369

UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (c)		26,211	26,146
TOTAL BANK LOAN OBLIGATIONS
(Cost $91,448)			89,592

Sovereign Loan Participations - 0.1%
Indonesian Republic loan participation:
Citibank 1.6875% 12/14/19 (c)		2,714	2,660
Goldman Sachs 1.6875% 12/14/19 (c)		2,487	2,437
Mizuho 1.6875% 12/14/19 (c)		1,777	1,741
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $6,535)			6,838
		Shares	Value (000s)

Fixed-Income Funds - 6.0%
Fidelity Floating Rate Central Fund (p)
(Cost $520,890)		5,076,536	509,430
		Principal Amount (000s)	Value (000s)

Preferred Securities - 3.3%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (b)(f)		7,335	7,577
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (f)		7,965	7,629
FINANCIALS - 3.0%
Banks - 2.6%
Banco Do Brasil SA 9% (b)(c)(f)		5,945	4,626
Bank of America Corp.:
5.125% (c)(f)		10,690	10,096
5.2% (c)(f)		23,520	22,209
6.25% (c)(f)		7,170	7,426
Barclays Bank PLC 7.625% 11/21/22		8,780	9,524
Citigroup, Inc.:
5.8% (c)(f)		8,960	8,724
5.9% (c)(f)		13,975	14,076
5.95% (c)(f)		25,260	25,592
6.25% (c)(f)		6,405	6,654
6.3% (c)(f)		2,145	2,151
Intesa Sanpaolo SpA 8.375% (c)(f)	EUR	2,000	2,641
JPMorgan Chase & Co.:
5% (c)(f)		12,930	12,688
5.3% (c)(f)		6,510	6,543
6% (c)(f)		23,845	24,945
6.125% (c)(f)		5,990	6,269
6.75% (c)(f)		3,295	3,721
Wells Fargo & Co.:
5.875% (c)(f)		19,480	20,821
5.9% (c)(f)		24,365	25,128
			213,834
Capital Markets - 0.3%
Bank of Scotland 7.281% (c)(f)	GBP	2,450	3,633
Goldman Sachs Group, Inc.:
5.375% (c)(f)		9,395	9,362
5.7% (c)(f)		13,704	13,787
			26,782
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (b)(f)		2,895	2,238
8.625% (Reg. S) (f)		380	294
			2,532
Insurance - 0.1%
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(f)	EUR	2,400	2,558
Elm BV (SWISS REIN CO) 2.6% (Reg. S) (c)(f)	EUR	3,650	3,784
Society of Lloyd's 7.421% (c)(f)	GBP	2,906	3,919
			10,261

TOTAL FINANCIALS			253,409

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (b)(f)		19,905	9,723
7.5% (Reg. S) (f)		250	122
			9,845
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (f)		7,925	3,182
TOTAL PREFERRED SECURITIES
(Cost $294,681)			281,642
		Shares	Value (000s)

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.43% (q)
(Cost $306,878)		306,878,347	306,878
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $8,393,790)			8,451,107
NET OTHER ASSETS (LIABILITIES) - (0.2)%			(15,980)
NET ASSETS - 100%			$8,435,127

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 7/1/31	$(5,300)	$(5,556)
3% 7/1/31	(5,300)	(5,556)
TOTAL TBA SALE COMMITMENTS
(Proceeds $11,117)		$(11,112)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
135 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2016	29,609	$202
275 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2016	51,253	3,484
TOTAL FUTURES CONTRACTS			$3,686

The face value of futures purchased as a percentage of Net Assets is 1.0%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
LCH	Sep. 2046	$8,120	3-month LIBOR	2.75%	$(457)	$0	$(457)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

COP – Colombian peso

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

TRY – Turkish Lira

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,822,001,000 or 21.6% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,441,000.

 (h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,523,000.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Non-income producing

 (n) Quantity represents share amount.

 (o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,112,000 or 0.0% of net assets.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Aleris Corp.	6/1/10	$1,341
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$62
Ovation Acquisition I LLC	12/23/15	$14
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$4,887

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$586
Fidelity Floating Rate Central Fund	13,128
Fidelity Securities Lending Cash Central Fund	1
Total	$13,715

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$503,366	$--	$7,004	$509,430	34.7%
Total	$503,366	$--	$7,004	$509,430

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$135,488	$91,095	$34,328	$10,065
Consumer Staples	5,499	4,950	--	549
Energy	2,386	2,127	--	259
Financials	23,683	23,683	--	--
Health Care	70,873	70,751	--	122
Industrials	42,812	38,924	--	3,888
Information Technology	114,591	114,591	--	--
Materials	7,518	6,951	--	567
Telecommunication Services	11,808	11,808	--	--
Utilities	321	321	--	--
Corporate Bonds	3,814,468	--	3,810,809	3,659
U.S. Government and Government Agency Obligations	1,167,708	--	1,167,708	--
U.S. Government Agency - Mortgage Securities	151,107	--	151,107	--
Collateralized Mortgage Obligations	326,571	--	326,571	--
Commercial Mortgage Securities	79,616	--	79,616	--
Foreign Government and Government Agency Obligations	1,294,101	--	1,288,332	5,769
Supranational Obligations	8,177	--	8,177	--
Bank Loan Obligations	89,592	--	82,610	6,982
Sovereign Loan Participations	6,838	--	--	6,838
Fixed-Income Funds	509,430	509,430	--	--
Preferred Securities	281,642	--	281,642	--
Money Market Funds	306,878	306,878	--	--
Total Investments in Securities:	$8,451,107	$1,181,509	$7,230,900	$38,698
Derivative Instruments:
Assets
Futures Contracts	$3,686	$3,686	$--	$--
Total Assets	$3,686	$3,686	$--	$--
Liabilities
Swaps	$(457)	$--	$(457)	$--
Total Liabilities	$(457)	$--	$(457)	$--
Total Derivative Instruments:	$3,229	$3,686	$(457)	$--
Other Financial Instruments:
TBA Sale Commitments	$(11,112)	$--	$(11,112)	$--
Total Other Financial Instruments:	$(11,112)	$--	$(11,112)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$3,686	$-
Swaps(b)	-	(457)
Total Value of Derivatives	$3,686	$(457)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	64.9%
Luxembourg	3.2%
Netherlands	2.7%
Japan	2.4%
United Kingdom	2.4%
Ireland	2.2%
Canada	1.9%
Argentina	1.9%
France	1.9%
Italy	1.4%
Mexico	1.2%
Brazil	1.1%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	11.8%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,566,022)	$7,634,799
Fidelity Central Funds (cost $827,768)	816,308
Total Investments (cost $8,393,790)		$8,451,107
Cash		904
Receivable for investments sold		78,995
Receivable for TBA sale commitments		11,117
Receivable for fund shares sold		7,190
Dividends receivable		2,456
Interest receivable		86,041
Distributions receivable from Fidelity Central Funds		88
Other receivables		4
Total assets		8,637,902
Liabilities
Payable for investments purchased
Regular delivery	$102,084
Delayed delivery	62,770
TBA sale commitments, at value	11,112
Payable for fund shares redeemed	17,810
Distributions payable	1,486
Accrued management fee	3,930
Distribution and service plan fees payable	2,099
Payable for daily variation margin for derivative instruments	156
Other affiliated payables	1,206
Other payables and accrued expenses	122
Total liabilities		202,775
Net Assets		$8,435,127
Net Assets consist of:
Paid in capital		$8,407,135
Undistributed net investment income		21,494
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(54,372)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		60,870
Net Assets		$8,435,127
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($3,250,667 ÷ 275,127 shares)		$11.82
Maximum offering price per share (100/96.00 of $11.82)		$12.31
Class T:
Net Asset Value and redemption price per share ($995,280 ÷ 84,284 shares)		$11.81
Maximum offering price per share (100/96.00 of $11.81)		$12.30
Class C:
Net Asset Value and offering price per share ($1,431,655 ÷ 121,487 shares)(a)		$11.78
Class I:
Net Asset Value, offering price and redemption price per share ($2,757,525 ÷ 230,276 shares)		$11.97

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2016
Investment Income
Dividends		$10,360
Interest		170,065
Income from Fidelity Central Funds		13,715
Total income		194,140
Expenses
Management fee	$23,263
Transfer agent fees	6,546
Distribution and service plan fees	12,551
Accounting and security lending fees	751
Custodian fees and expenses	126
Independent trustees' fees and expenses	19
Registration fees	122
Audit	120
Legal	128
Miscellaneous	576
Total expenses before reductions	44,202
Expense reductions	(25)	44,177
Net investment income (loss)		149,963
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,333)
Fidelity Central Funds	(593)
Foreign currency transactions	(418)
Futures contracts	3,892
Swaps	(1,514)
Total net realized gain (loss)		(8,966)
Change in net unrealized appreciation (depreciation) on: Investment securities	342,790
Assets and liabilities in foreign currencies	788
Futures contracts	3,357
Swaps	(595)
Delayed delivery commitments	5
Total change in net unrealized appreciation (depreciation)		346,345
Net gain (loss)		337,379
Net increase (decrease) in net assets resulting from operations		$487,342

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$149,963	$320,164
Net realized gain (loss)	(8,966)	(113,848)
Change in net unrealized appreciation (depreciation)	346,345	(373,897)
Net increase (decrease) in net assets resulting from operations	487,342	(167,581)
Distributions to shareholders from net investment income	(133,192)	(233,484)
Distributions to shareholders from net realized gain	–	(5,484)
Distributions to shareholders from tax return of capital	–	(58,860)
Total distributions	(133,192)	(297,828)
Share transactions - net increase (decrease)	(335,087)	(536,896)
Total increase (decrease) in net assets	19,063	(1,002,305)
Net Assets
Beginning of period	8,416,064	9,418,369
End of period	$8,435,127	$8,416,064
Other Information
Undistributed net investment income end of period	$21,494	$4,723

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Strategic Income Fund Class A

	Six months ended June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.32	$11.92	$12.10	$12.69	$12.07	$12.38
Income from Investment Operations
Net investment income (loss)A	.211	.420	.422	.449	.479	.536
Net realized and unrealized gain (loss)	.476	(.629)	.005	(.441)	.776	.009
Total from investment operations	.687	(.209)	.427	.008	1.255	.545
Distributions from net investment income	(.187)	(.307)	(.419)	(.431)	(.442)	(.572)
Distributions from net realized gain	–	(.007)	(.188)	(.167)	(.193)	(.283)
Tax return of capital	–	(.077)	–	–	–	–
Total distributions	(.187)	(.391)	(.607)	(.598)	(.635)	(.855)
Net asset value, end of period	$11.82	$11.32	$11.92	$12.10	$12.69	$12.07
Total ReturnB,C,D	6.12%	(1.84)%	3.52%	.08%	10.57%	4.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.02%G	1.00%	.99%	.98%	.98%	.99%
Expenses net of fee waivers, if any	1.02%G	1.00%	.99%	.98%	.98%	.99%
Expenses net of all reductions	1.02%G	1.00%	.99%	.98%	.98%	.99%
Net investment income (loss)	3.69%G	3.55%	3.42%	3.61%	3.83%	4.29%
Supplemental Data
Net assets, end of period (in millions)	$3,251	$3,274	$3,794	$4,205	$5,582	$4,746
Portfolio turnover rateH	77%G	88%	121%	135%	126%	221%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Strategic Income Fund Class T

	Six months ended June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$11.92	$12.10	$12.68	$12.07	$12.38
Income from Investment Operations
Net investment income (loss)A	.211	.420	.422	.449	.479	.536
Net realized and unrealized gain (loss)	.476	(.639)	.006	(.431)	.766	.009
Total from investment operations	.687	(.219)	.428	.018	1.245	.545
Distributions from net investment income	(.187)	(.307)	(.420)	(.431)	(.442)	(.572)
Distributions from net realized gain	–	(.007)	(.188)	(.167)	(.193)	(.283)
Tax return of capital	–	(.077)	–	–	–	–
Total distributions	(.187)	(.391)	(.608)	(.598)	(.635)	(.855)
Net asset value, end of period	$11.81	$11.31	$11.92	$12.10	$12.68	$12.07
Total ReturnB,C,D	6.13%	(1.93)%	3.52%	.17%	10.49%	4.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%G	1.00%	.99%	.98%	.98%	.98%
Expenses net of fee waivers, if any	1.01%G	1.00%	.99%	.98%	.98%	.98%
Expenses net of all reductions	1.01%G	1.00%	.99%	.98%	.98%	.98%
Net investment income (loss)	3.69%G	3.55%	3.42%	3.61%	3.83%	4.29%
Supplemental Data
Net assets, end of period (in millions)	$995	$1,008	$1,179	$1,265	$1,554	$1,471
Portfolio turnover rateH	77%G	88%	121%	135%	126%	221%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Strategic Income Fund Class C

	Six months ended June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$11.89	$12.07	$12.66	$12.05	$12.36
Income from Investment Operations
Net investment income (loss)A	.168	.331	.329	.355	.384	.441
Net realized and unrealized gain (loss)	.466	(.629)	.007	(.440)	.767	.010
Total from investment operations	.634	(.298)	.336	(.085)	1.151	.451
Distributions from net investment income	(.144)	(.236)	(.328)	(.338)	(.348)	(.478)
Distributions from net realized gain	–	(.007)	(.188)	(.167)	(.193)	(.283)
Tax return of capital	–	(.059)	–	–	–	–
Total distributions	(.144)	(.302)	(.516)	(.505)	(.541)	(.761)
Net asset value, end of period	$11.78	$11.29	$11.89	$12.07	$12.66	$12.05
Total ReturnB,C,D	5.65%	(2.59)%	2.76%	(.66)%	9.68%	3.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.77%G	1.75%	1.73%	1.73%	1.73%	1.74%
Expenses net of fee waivers, if any	1.77%G	1.75%	1.73%	1.73%	1.73%	1.74%
Expenses net of all reductions	1.77%G	1.75%	1.73%	1.73%	1.73%	1.74%
Net investment income (loss)	2.94%G	2.80%	2.67%	2.86%	3.08%	3.54%
Supplemental Data
Net assets, end of period (in millions)	$1,432	$1,429	$1,664	$1,767	$2,238	$1,824
Portfolio turnover rateH	77%G	88%	121%	135%	126%	221%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Strategic Income Fund Class I

	Six months ended June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.47	$12.09	$12.26	$12.84	$12.21	$12.52
Income from Investment Operations
Net investment income (loss)A	.228	.452	.455	.484	.514	.570
Net realized and unrealized gain (loss)	.476	(.650)	.012	(.437)	.779	.003
Total from investment operations	.704	(.198)	.467	.047	1.293	.573
Distributions from net investment income	(.204)	(.332)	(.449)	(.460)	(.470)	(.600)
Distributions from net realized gain	–	(.007)	(.188)	(.167)	(.193)	(.283)
Tax return of capital	–	(.083)	–	–	–	–
Total distributions	(.204)	(.422)	(.637)	(.627)	(.663)	(.883)
Net asset value, end of period	$11.97	$11.47	$12.09	$12.26	$12.84	$12.21
Total ReturnB,C	6.19%	(1.73)%	3.80%	.39%	10.78%	4.66%
Ratios to Average Net AssetsD,E
Expenses before reductions	.77%F	.78%	.76%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.77%F	.78%	.76%	.75%	.75%	.76%
Expenses net of all reductions	.77%F	.78%	.76%	.75%	.75%	.76%
Net investment income (loss)	3.93%F	3.77%	3.65%	3.84%	4.07%	4.52%
Supplemental Data
Net assets, end of period (in millions)	$2,758	$2,640	$2,682	$2,179	$2,759	$1,812
Portfolio turnover rateG	77%F	88%	121%	135%	126%	221%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period January 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, defaulted bonds, market discount, contingent interest, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, tax return of capital distribution and losses deferred due to wash sales, futures contracts and excise tax regulations.

For the period ended December 31, 2015, the Fund's distribution exceeded the aggregate amount of taxable income resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$411,943
Gross unrealized depreciation	(325,213)
Net unrealized appreciation (depreciation) on securities	$86,730
Tax cost	$8,364,377

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$(25,840)

At the prior fiscal period end, the Fund was required to defer approximately $288 of losses on futures contracts. The Fund elected to defer to its next fiscal year $2,971 of ordinary losses recognized during the period November 1, 2015 to December 31, 2015.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$3,892	$3,357
Swaps	(1,514)	(595)
Totals	$2,378	$2,762

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $2,148,079 and $2,405,104, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$4,014	$3
Class T	-%	.25%	1,232	6
Class B	.65%	.25%	241	174
Class C	.75%	.25%	7,064	414
			$12,551	$597

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$98
Class T	25
Class B(a)	11
Class C(a)	42
$176

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$2,510.16
Class T	757.15
Class B	49.18
Class C	1,070.15
Class I	2,160.16
	$6,546

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $28. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $1. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $18.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Class A	$52,427	$94,615
Class T	16,115	28,973
Class B	693	1,690
Class C	17,804	31,591
Class I	46,153	76,615
Total	$133,192	$233,484
From net realized gain
Class A	$–	$2,214
Class T	–	683
Class B	–	56
Class C	–	968
Class I	–	1,563
Total	$–	$5,484
Tax Return of Capital
Class A	$–	$23,902
Class T	–	7,317
Class B	–	432
Class C	–	7,973
Class I	–	19,236
Total	$–	$58,860

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Class A
Shares sold	25,430	48,714	$293,528	$577,320
Reinvestment of distributions	4,360	9,801	50,289	115,813
Shares redeemed	(43,958)	(87,401)	(504,743)	(1,030,441)
Net increase (decrease)	(14,168)	(28,886)	$(160,926)	$(337,308)
Class T
Shares sold	4,561	10,166	$52,415	$120,194
Reinvestment of distributions	1,336	2,998	15,401	35,402
Shares redeemed	(10,740)	(22,932)	(122,922)	(270,556)
Net increase (decrease)	(4,843)	(9,768)	$(55,106)	$(114,960)
Class B
Shares sold	64	110	$737	$1,177
Reinvestment of distributions	47	159	542	1,887
Shares redeemed	(5,773)	(2,979)	(67,636)	(35,256)
Net increase (decrease)	(5,662)	(2,710)	$(66,357)	$(32,192)
Class C
Shares sold	6,564	14,916	$75,401	$176,036
Reinvestment of distributions	1,349	2,982	15,520	35,147
Shares redeemed	(13,012)	(31,219)	(148,744)	(367,182)
Net increase (decrease)	(5,099)	(13,321)	$(57,823)	$(155,999)
Class I
Shares sold	37,339	71,784	$436,349	$860,421
Reinvestment of distributions	3,590	7,339	41,991	87,819
Shares redeemed	(40,809)	(70,846)	(473,215)	(844,677)
Net increase (decrease)	120	8,277	$5,125	$103,563

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

14. Litigation.

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. The parties to the dispute have commenced discovery on the value of remaining, unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $24,325 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund will explore all available options for minimizing any loss to the Fund. The Fund will also incur legal costs in defending the case.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of June 30, 2016, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 2016 and for the year ended December 31, 2015, and the financial highlights for the six months ended June 30, 2016 and for each of the five years in the period ended December 31, 2015. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of June 30, 2016, the results of its operations for the six months then ended, the changes in its net assets for the six months ended June 30, 2016 and for the year ended December 31, 2015, and the financial highlights for the six months ended June 30, 2016 and for each of the five years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 19, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Class A	1.02%
Actual		$1,000.00	$1,061.20	$5.23
Hypothetical-C		$1,000.00	$1,019.79	$5.12
Class T	1.01%
Actual		$1,000.00	$1,061.30	$5.18
Hypothetical-C		$1,000.00	$1,019.84	$5.07
Class C	1.77%
Actual		$1,000.00	$1,056.50	$9.05
Hypothetical-C		$1,000.00	$1,016.06	$8.87
Class I	.77%
Actual		$1,000.00	$1,061.90	$3.95
Hypothetical-C		$1,000.00	$1,021.03	$3.87

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on April 13, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	10,101,619,930.43	98.463
Withheld	157,758,921.92	1.537
TOTAL	10,259,378,852.35	100.000
John Engler
Affirmative	10,090,282,853.06	98.352
Withheld	169,095,999.29	1.648
TOTAL	10,259,378,852.35	100.000
Albert R. Gamper, Jr.
Affirmative	10,089,041,467.11	98.340
Withheld	170,337,385.24	1.660
TOTAL	10,259,378,852.35	100.000
Robert F. Gartland
Affirmative	10,099,626,114.68	98.443
Withheld	159,752,737.67	1.557
TOTAL	10,259,378,852.35	100.000
Abigail P. Johnson
Affirmative	10,086,662,725.59	98.317
Withheld	172,716,126.76	1.683
TOTAL	10,259,378,852.35	100.000
Arthur E. Johnson
Affirmative	10,096,352,195.08	98.411
Withheld	163,026,657.27	1.589
TOTAL	10,259,378,852.35	100.000
Michael E. Kenneally
Affirmative	10,099,945,094.73	98.446
Withheld	159,433,757.62	1.554
TOTAL	10,259,378,852.35	100.000
James H. Keyes
Affirmative	10,089,844,753.01	98.348
Withheld	169,534,099.34	1.652
TOTAL	10,259,378,852.35	100.000
Marie L. Knowles
Affirmative	10,088,735,154.35	98.337
Withheld	170,643,698.00	1.663
TOTAL	10,259,378,852.35	100.000
Geoffrey A. von Kuhn
Affirmative	10,091,118,196.46	98.360
Withheld	168,260,655.89	1.640
TOTAL	10,259,378,852.35	100.000
Proposal 1 reflects trust wide proposal and voting results.

SI-SANN-0816
1.705747.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey President and Treasurer

Date:	August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey President and Treasurer

Date:	August 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III Chief Financial Officer

Date:	August 25, 2016